PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PREMISES AND EQUIPMENT
NOTE 5 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment as of December 31:

	2013	2012
	(In Thousands)
Leasehold improvements	$1,370	$1,290
Furniture and equipment	2,968	2,284
	4,338	3,574
Accumulated depreciation and amortization	(2,720)	(2,750)
	$1,618	$824